Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Class A	Teekay Tanker Operations Ltd Class B	TIL	Entities Under Common Control	Entities Under Common Control Teekay Tanker Operations Ltd	Entities Under Common Control Teekay Tanker Operations Ltd Class B	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A	Common Stock and Paid-in Capital Class B	Common Stock and Paid-in Capital Teekay Tanker Operations Ltd Class B	Common Stock and Paid-in Capital TIL Class A	Accumulated Deficit	Accumulated Deficit Teekay Tanker Operations Ltd Class B
Beginning Balance, shares (in shares) at Dec. 31, 2015								156,031
Beginning Balance at Dec. 31, 2015	$ 899,479				$ 22,018				$ 1,032,239	$ 62,635			$ (217,413)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	67,823				4,968	$ 5,000							62,855
Proceeds from issuance of common stock, net of offering costs (in shares)									3,020
Proceeds from issuance of common stock, net of offering costs		$ 7,558							$ 7,558
Net change in parent's equity from Entities under Common Control (note 4)	130				130
Return of capital from Entities under Common Control (note 4)	(15,000)				(15,000)
Dividends declared	(28,122)												(28,122)
Equity-based compensation (in shares)								253
Equity-based compensation	872								872
Ending Balance, shares (in shares) at Dec. 31, 2016								159,304
Ending Balance at Dec. 31, 2016	932,740				12,116				$ 1,040,669	62,635			(182,680)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(58,023)				1,304	$ 1,300							(59,327)
Proceeds from issuance of common stock, net of offering costs (in shares)									5,955
Proceeds from issuance of common stock, net of offering costs		$ 13,521							$ 13,521
Acquisitions (in shares)											13,775	88,978
Acquisitions			$ (13,234)	$ (151,262)			$ 13,420				$ (25,897)	$ (151,262)		$ 25,711
Dividends declared	(20,679)												(20,679)
Equity-based compensation (in shares)								190
Equity-based compensation	1,014								1,014
Ending Balance, shares (in shares) at Dec. 31, 2017								268,202
Ending Balance at Dec. 31, 2017	1,006,601				0				1,206,466	88,532			(288,397)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(52,548)												(52,548)
Dividends declared	(8,052)												(8,052)
Equity-based compensation (in shares)								357
Equity-based compensation	1,220								1,220
Other	(288)								(289)				1
Ending Balance, shares (in shares) at Dec. 31, 2018								268,559
Ending Balance at Dec. 31, 2018	$ 946,933				$ 0				$ 1,207,397	$ 88,532			$ (348,996)